Index

MAXIM SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

Maxim Series Account of
Empower Annuity
Insurance Company of
America

Financial Statements as of and for the year ended December 31, 2022 and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Maxim Series Account and Those Charged with Governance of
Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Maxim Series Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America separate accounts since 2021.

Birmingham, Alabama
April 20, 2023

Appendix A

The subaccounts that comprise Maxim Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
BNY Mellon Stock Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Ariel Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Bond Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Government Money Market Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Large Cap Value Fund Investor II Class Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderate Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Multi-Sector Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower S&P 500® Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower S&P Small Cap 600® Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower T. Rowe Price Mid Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower U.S. Government Securities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Contrafund Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Flexible Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Neuberger Berman AMT Sustainable Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Foreign VIP Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Maxim Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon Stock Index Portfolio	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower Government Money Market Fund	Empower International Value Fund

ASSETS:
Investments at fair value (1)	$905,906	$63,631	$469,986	$46,509	$37,054	$776,404	$141,372

Receivable dividends and other	-	-	-	-	-	154	-
Due from the fund manager	12	2	16	2	1	23	5
Receivable from the Company	22,694	-	-	-	-	-	-
Total receivables	22,706	2	16	2	1	176	5

Total assets	928,613	63,633	470,002	46,511	37,055	776,580	141,377

LIABILITIES:
Due to the Contracts	12	2	16	2	1	23	5
Payable to the Company	-	-	1,774	-	-	32,826	294
Total liabilities	12	2	1,791	2	1	32,849	299

NET ASSETS	$928,600	$63,631	$468,212	$46,509	$37,054	$743,732	$141,078

Fair value per share (NAV)	57.81	4.92	9.31	12.39	7.11	1.00	10.53
Shares outstanding in the Separate Account	15,670	12,933	50,482	3,754	5,212	776,404	13,426

(1) Investments in mutual fund shares, at cost	$749,922	$84,393	$546,770	$53,344	$42,257	$776,404	$141,899

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Maxim Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Large Cap Value Fund Investor II Class Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Empower Multi-Sector Bond Fund	Empower S&P 500® Index Fund	Empower S&P Small Cap 600® Index Fund

ASSETS:
Investments at fair value (1)	$1,142,467	$135,596	$25,111	$17,950	$34,151	$5,682,763	$412,308

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	22	5	1	1	1	252	14
Receivable from the Company	5,908	-	-	-	-	105,310	-
Total receivables	5,930	5	1	1	1	105,561	14

Total assets	1,148,397	135,600	25,112	17,951	34,152	5,788,324	412,322

LIABILITIES:
Due to the Contracts	22	5	1	1	1	252	14
Payable to the Company	-	-	-	-	957	-	-
Total liabilities	22	5	1	1	958	252	14

NET ASSETS	$1,148,375	$135,596	$25,111	$17,950	$33,194	$5,788,073	$412,308

Fair value per share (NAV)	10.77	5.89	6.28	7.58	12.22	25.61	11.38
Shares outstanding in the Separate Account	106,079	23,021	3,999	2,368	2,795	221,896	36,231

(1) Investments in mutual fund shares, at cost	$1,100,191	$163,573	$31,528	$19,950	$36,957	$4,924,337	$447,930

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Maxim Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund	Fidelity VIP Contrafund Portfolio	Janus Henderson VIT Flexible Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	Templeton Foreign VIP Fund

ASSETS:
Investments at fair value (1)	$71,586	$695,737	$96,461	$59,061	$596,098	$129,022

Receivable dividends and other	-	-	-	-	-	-
Due from the fund manager	2	27	3	1	8	2
Receivable from the Company	-	-	-	85	8,624	-
Total receivables	2	27	3	86	8,632	2

Total assets	71,588	695,764	96,465	59,147	604,730	129,023

LIABILITIES:
Due to the Contracts	2	27	3	1	8	2
Payable to the Company	-	589	4,201	-	-	-
Total liabilities	2	616	4,204	1	8	2

NET ASSETS	$71,586	$695,148	$92,260	$59,147	$604,722	$129,022

Fair value per share (NAV)	30.63	10.71	37.88	9.94	26.80	12.44
Shares outstanding in the Separate Account	2,337	64,961	2,547	5,942	22,242	10,372

(1) Investments in mutual fund shares, at cost	$58,899	$791,187	$91,427	$68,396	$615,519	$142,316

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

Maxim Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon Stock Index Portfolio	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower Government Money Market Fund	Empower International Value Fund

INVESTMENT INCOME:
Dividend income	$12,917	$1,035	$24,753	$579	$708	$9,699	$1,701

EXPENSES:
Mortality and expense risk	4,734	834	6,091	625	491	8,920	1,843

NET INVESTMENT INCOME (LOSS)	8,183	201	18,662	(46)	217	779	(142)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	32,171	(528)	387	(197)	(154)	(78)	337
Capital gain distributions	78,900	7,510	109,007	43	1,581	-	2,420

Net realized gain (loss) on investments	111,071	6,982	109,394	(154)	1,427	(78)	2,758

Change in net unrealized appreciation (depreciation) on investments	(316,899)	(19,661)	(205,832)	(8,023)	(6,371)	77	(30,752)

Net realized and unrealized gain (loss) on investments	(205,828)	(12,679)	(96,438)	(8,177)	(4,944)	(1)	(27,994)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(197,646)	$(12,478)	$(77,776)	$(8,223)	$(4,727)	$778	$(28,136)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Maxim Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Large Cap Value Fund Investor II Class Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Empower Multi-Sector Bond Fund	Empower S&P 500® Index Fund	Empower S&P Small Cap 600® Index Fund

INVESTMENT INCOME:
Dividend income	$19,524	$3,126	$406	$319	$832	$22,623	$2,095

EXPENSES:
Mortality and expense risk	7,877	1,790	322	231	446	86,620	5,441

NET INVESTMENT INCOME (LOSS)	11,648	1,336	85	88	386	(63,997)	(3,345)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	17,617	(780)	(61)	(6)	(15)	163,074	507
Capital gain distributions	73,686	9,111	1,936	970	42	48,428	23,681

Net realized gain (loss) on investments	91,303	8,331	1,876	965	27	211,502	24,187

Change in net unrealized appreciation (depreciation) on investments	(141,794)	(30,896)	(6,009)	(3,482)	(5,321)	(1,592,891)	(108,610)

Net realized and unrealized gain (loss) on investments	(50,490)	(22,565)	(4,133)	(2,517)	(5,294)	(1,381,389)	(84,422)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(38,842)	$(21,230)	$(4,048)	$(2,429)	$(4,908)	$(1,445,386)	$(87,768)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Maxim Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund	Fidelity VIP Contrafund Portfolio	Janus Henderson VIT Flexible Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	Templeton Foreign VIP Fund

INVESTMENT INCOME:
Dividend income	$16	$10,434	$543	$1,575	$2,797	$4,230

EXPENSES:
Mortality and expense risk	948	10,789	1,323	341	3,076	704

NET INVESTMENT INCOME (LOSS)	(932)	(355)	(780)	1,234	(278)	3,526

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	363	(4,259)	966	(118)	20,206	(2,541)
Capital gain distributions	1,859	-	5,072	1,214	59,418	-

Net realized gain (loss) on investments	2,223	(4,259)	6,038	1,096	79,625	(2,541)

Change in net unrealized appreciation (depreciation) on investments	(23,803)	(108,853)	(41,194)	(13,772)	(212,231)	(14,526)

Net realized and unrealized gain (loss) on investments	(21,580)	(113,112)	(35,157)	(12,676)	(132,606)	(17,067)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,512)	$(113,467)	$(35,937)	$(11,442)	$(132,885)	$(13,542)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

Maxim Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon Stock Index Portfolio	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower Government Money Market Fund	Empower International Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,183	$201	$18,662	$(46)	$217	$779	$(142)
Net realized gain (loss) on investments	111,071	6,982	109,394	(154)	1,427	(78)	2,758
Change in net unrealized appreciation (depreciation) on investments	(316,899)	(19,661)	(205,832)	(8,023)	(6,371)	77	(30,752)

Net increase (decrease) in net assets resulting from operations	(197,646)	(12,478)	(77,776)	(8,223)	(4,727)	778	(28,136)

CONTRACT TRANSACTIONS:
Proceeds from units sold	8,200	1,500	-	-	-	600	-
Contract maintenance charges	(25)	-	(191)	-	-	(673)	(53)
Payments for units redeemed	(35,830)	-	-	-	-	(583)	-
Net transfers (to) from the Company and Subaccounts	24,282	(2,038)	(9,730)	(1,142)	(1,201)	(189,553)	(4,406)
Adjustments to net assets allocated to contracts in payout phase	13,722	-	791	-	-	8,933	142

Increase (decrease) in net assets resulting from Contract transactions	10,349	(538)	(9,130)	(1,142)	(1,201)	(181,276)	(4,317)

Total increase (decrease) in net assets	(187,297)	(13,016)	(86,906)	(9,365)	(5,928)	(180,497)	(32,453)

NET ASSETS:
Beginning of period	1,115,897	76,647	555,118	55,874	42,982	924,229	173,531

End of period	$928,600	$63,631	$468,212	$46,509	$37,054	$743,732	$141,078

CHANGES IN UNITS OUTSTANDING:
Units issued	1,863	101	-	-	-	15,755	-
Units redeemed	(1,710)	(145)	(93)	(79)	(109)	(31,662)	(137)

Net increase (decrease)	152	(44)	(93)	(79)	(109)	(15,907)	(137)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Maxim Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Large Cap Value Fund Investor II Class Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Empower Multi- Sector Bond Fund	Empower S&P 500® Index Fund	Empower S&P Small Cap 600® Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,648	$1,336	$85	$88	$386	$(63,997)	$(3,345)
Net realized gain (loss) on investments	91,303	8,331	1,876	965	27	211,502	24,187
Change in net unrealized appreciation (depreciation) on investments	(141,794)	(30,896)	(6,009)	(3,482)	(5,321)	(1,592,891)	(108,610)

Net increase (decrease) in net assets resulting from operations	(38,842)	(21,230)	(4,048)	(2,429)	(4,908)	(1,445,386)	(87,768)

CONTRACT TRANSACTIONS:
Proceeds from units sold	5,600	-	1,500	-	1,500	3,000	3,000
Contract maintenance charges	(223)	(27)	(31)	-	(10)	(2,787)	(83)
Payments for units redeemed	(29,816)	-	-	-	-	(122,187)	-
Net transfers (to) from the Company and Subaccounts	67,625	(7,169)	1	1	(1,080)	(404,833)	(2,078)
Adjustments to net assets allocated to contracts in payout phase	9,286	-	-	-	403	25,860	-

Increase (decrease) in net assets resulting from Contract transactions	52,472	(7,196)	1,469	1	813	(500,948)	838

Total increase (decrease) in net assets	13,630	(28,425)	(2,579)	(2,428)	(4,095)	(1,946,334)	(86,929)

NET ASSETS:
Beginning of period	1,134,745	164,021	27,690	20,378	37,289	7,734,407	499,237

End of period	$1,148,375	$135,596	$25,111	$17,950	$33,194	$5,788,073	$412,308

CHANGES IN UNITS OUTSTANDING:
Units issued	11,017	-	109	-	29	223	30
Units redeemed	(7,209)	(571)	(3)	-	(22)	(29,358)	(23)

Net increase (decrease)	3,809	(571)	107	-	7	(29,136)	7

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Maxim Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund	Fidelity VIP Contrafund Portfolio	Janus Henderson VIT Flexible Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	Templeton Foreign VIP Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(932)	$(355)	$(780)	$1,234	$(278)	$3,526
Net realized gain (loss) on investments	2,223	(4,259)	6,038	1,096	79,625	(2,541)
Change in net unrealized appreciation (depreciation) on investments	(23,803)	(108,853)	(41,194)	(13,772)	(212,231)	(14,526)

Net increase (decrease) in net assets resulting from operations	(22,512)	(113,467)	(35,937)	(11,442)	(132,885)	(13,542)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	4,500	500	2,600	2,500
Contract maintenance charges	(9)	(700)	(35)	(11)	(3)	(1)
Payments for units redeemed	-	(31,530)	-	(15,535)	(27,817)	(15,437)
Net transfers (to) from the Company and Subaccounts	(548)	(156,022)	(2,478)	(15,785)	(1,460)	(22,192)
Adjustments to net assets allocated to contracts in payout phase	-	4,597	2,976	31	4,753	-

Increase (decrease) in net assets resulting from Contract transactions	(557)	(183,654)	4,963	(30,800)	(21,927)	(35,131)

Total increase (decrease) in net assets	(23,069)	(297,121)	(30,975)	(42,242)	(154,812)	(48,672)

NET ASSETS:
Beginning of period	94,655	992,269	123,235	101,389	759,534	177,694

End of period	$71,586	$695,148	$92,260	$59,147	$604,722	$129,022

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	68	-	1,798	603
Units redeemed	(7)	(4,181)	(40)	(1,139)	(2,231)	(2,314)

Net increase (decrease)	(7)	(4,181)	28	(1,139)	(433)	(1,710)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

Maxim Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	BNY Mellon Stock Index Portfolio	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower Government Money Market Fund	Empower International Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,824	$3,213	$4,060	$(245)	$507	$(12,083)	$674
Net realized gain (loss) on investments	103,601	5,519	12,297	404	1,140	75	5,001
Change in net unrealized appreciation (depreciation) on investments	144,968	3,158	98,536	(2,246)	413	(75)	9,421

Net increase (decrease) in net assets resulting from operations	255,393	11,890	114,893	(2,087)	2,060	(12,083)	15,096

CONTRACT TRANSACTIONS:
Contract owners’ net payments	9,204	-	-	-	-	1,800	-
Contract maintenance charges	(25)	-	(194)	-	-	(688)	(54)
Contract owners’ benefits	-	-	-	-	-	(258,535)	-
Net transfers (to) from the Company and Subaccounts	(48,506)	(2,023)	(30,792)	-	-	(196,358)	(1,057)
Adjustments to net assets allocated to contracts in payout phase	8,972	-	(16)	-	-	(49,975)	57

Increase (decrease) in net assets resulting from Contract transactions	(30,355)	(2,023)	(31,002)	-	-	(503,756)	(1,054)

Total increase (decrease) in net assets	225,038	9,867	83,891	(2,087)	2,060	(515,839)	14,042

NET ASSETS:
Beginning of period	890,859	66,780	471,227	57,961	40,922	1,440,068	159,489

End of period	$1,115,897	$76,647	$555,118	$55,874	$42,982	$924,229	$173,531

CHANGES IN UNITS OUTSTANDING:
Units issued	1,975	-	-	-	-	17,208	-
Units redeemed	(2,597)	(134)	(271)	-	-	(50,809)	(30)

Net increase (decrease)	(622)	(134)	(271)	-	-	(33,601)	(30)

* The subaccount units rounded to less than one unit.

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Maxim Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower Large Cap Value Fund Investor II Class Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Empower Multi-Sector Bond Fund	Empower S&P 500® Index Fund	Empower S&P Small Cap 600® Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,766	$3,399	$871	$361	$423	$(78,441)	$3,620
Net realized gain (loss) on investments	94,459	7,245	1,435	740	707	806,416	43,218
Change in net unrealized appreciation (depreciation) on investments	155,437	5,623	1,159	369	(1,280)	1,058,670	45,962

Net increase (decrease) in net assets resulting from operations	254,662	16,267	3,465	1,470	(150)	1,786,645	92,800

CONTRACT TRANSACTIONS:
Contract owners’ net payments	6,000	-	-	-	-	-	-
Contract maintenance charges	(216)	(27)	(44)	-	(11)	(3,354)	(92)
Contract owners’ benefits	-	-	-	-	-	(405,922)	-
Net transfers (to) from the Company and Subaccounts	(158,552)	(7,077)	(3,538)	-	(1,184)	(978,619)	39,027
Adjustments to net assets allocated to contracts in payout phase	3,134	-	-	-	330	2,208	-

Increase (decrease) in net assets resulting from Contract transactions	(149,634)	(7,104)	(3,582)	-	(865)	(1,385,687)	38,935

Total increase (decrease) in net assets	105,028	9,163	(117)	1,470	(1,015)	400,958	131,735

NET ASSETS:
Beginning of period	1,029,717	154,858	27,807	18,908	38,304	7,333,449	367,502

End of period	$1,134,745	$164,021	$27,690	$20,378	$37,289	$7,734,407	$499,237

CHANGES IN UNITS OUTSTANDING:
Units issued	2,011	-	-	-	-	3,122	473
Units redeemed	(13,585)	(518)	(252)	-	(22)	(79,225)	(86)

Net increase (decrease)	(11,574)	(518)	(252)	-	(22)	(76,103)	387

* The subaccount units rounded to less than one unit.

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Maxim Series Account of

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund	Fidelity VIP Contrafund Portfolio	Janus Henderson VIT Flexible Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	Templeton Foreign VIP Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(964)	$(8,554)	$(1,399)	$1,612	$(983)	$3,383
Net realized gain (loss) on investments	4,784	26,118	16,439	3,784	44,188	25
Change in net unrealized appreciation (depreciation) on investments	7,372	(59,567)	12,363	(6,905)	113,499	4,104

Net increase (decrease) in net assets resulting from operations	11,192	(42,003)	27,403	(1,509)	156,704	7,512

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	1,698	3,000	2,898
Contract maintenance charges	(10)	(920)	(36)	(12)	(3)	(1)
Contract owners’ benefits	-	(55,849)	-	-	-	-
Net transfers (to) from the Company and Subaccounts	-	(183,873)	(2,832)	(8,806)	(91,898)	(37,823)
Adjustments to net assets allocated to contracts in payout phase	-	(5,865)	(140)	54	3,871	-

Increase (decrease) in net assets resulting from Contract transactions	(10)	(246,507)	(3,008)	(7,066)	(85,030)	(34,926)

Total increase (decrease) in net assets	11,182	(288,510)	24,395	(8,575)	71,674	(27,414)

NET ASSETS:
Beginning of period	83,473	1,280,779	98,840	109,964	687,860	205,108

End of period	$94,655	$992,269	$123,235	$101,389	$759,534	$177,694

CHANGES IN UNITS OUTSTANDING:
Units issued	-	521	-	245	807	211
Units redeemed	-	(5,624)	(42)	(493)	(2,646)	(1,819)

Net increase (decrease)	-	(5,103)	(42)	(248)	(1,839)	(1,608)

* The subaccount units rounded to less than one unit.

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Maxim Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Separate Account, which is a funding vehicle for both group and individual variable annuity contracts (Contracts), is no longer being sold. The Separate Account consists of numerous Subaccounts (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the reserves and other contract liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Separate Account.

The following is a list of the variable annuity product(s) funded by the Separate Account:

AICPA

Original Maxim Account

MVP

For the years ended December 31, 2022 and 2021, the Separate Account was invested in up to 20 Subaccounts, as follows:

BNY Mellon Stock Index Portfolio	Empower Moderately Conservative Profile Fund(a)
Empower Aggressive Profile Fund(a)	Empower Multi- Sector Bond Fund(a)
Empower Ariel Mid Cap Value Fund(a)	Empower S&P 500® Index Fund(a)
Empower Bond Index Fund(a)	Empower S&P Small Cap 600® Index Fund(a)
Empower Conservative Profile Fund(a)	Empower T. Rowe Price Mid Cap Growth Fund(a)
Empower Government Money Market Fund(a)	Empower U.S. Government Securities Fund(a)
Empower International Value Fund(a)	Fidelity VIP Contrafund Portfolio
Empower Large Cap Value Fund Investor II Class Fund(a)	Janus Henderson VIT Flexible Bond Portfolio
Empower Moderate Profile Fund(a)	Neuberger Berman AMT Sustainable Equity Portfolio
Empower Moderately Aggressive Profile Fund(a)	Templeton Foreign VIP Fund

(a)	See Subaccount Changes table below

Subaccount Changes:

(a)	During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Aggressive Profile Fund	Empower Aggressive Profile Fund	August 1, 2022
Great-West Ariel Mid Cap Value Fund	Empower Ariel Mid Cap Value Fund	August 1, 2022
Great-West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great-West Conservative Profile Fund	Empower Conservative Profile Fund	August 1, 2022
Great-West Government Money Market Fund	Empower Government Money Market Fund	August 1, 2022
Great-West International Value Fund	Empower International Value Fund	August 1, 2022
Great-West Large Cap Value Fund Investor II Class Fund	Empower Large Cap Value Fund Investor II Class Fund	August 1, 2022
Great-West Moderate Profile Fund	Empower Moderate Profile Fund	August 1, 2022
Great-West Moderately Aggressive Profile Fund	Empower Moderately Aggressive Profile Fund	August 1, 2022
Great-West Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund	August 1, 2022
Great-West Multi- Sector Bond Fund	Empower Multi- Sector Bond Fund	August 1, 2022
Great-West S&P 500® Index Fund	Empower S&P 500® Index Fund	August 1, 2022
Great-West S&P Small Cap 600® Index Fund	Empower S&P Small Cap 600® Index Fund	August 1, 2022
Great-West T. Rowe Price Mid Cap Growth Fund	Empower T. Rowe Price Mid Cap Growth Fund	August 1, 2022
Great-West U.S. Government Securities Fund	Empower U.S. Government Securities Fund	August 1, 2022

Security Valuation

Mutual fund investments held by the Subaccounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2022, the only investments of each of the Subaccounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable Dividends and Other

Receivable dividends and other include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Contracts in the Payout Phase

Net assets of each Subaccount allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable by the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statements of Changes in Net Assets of the applicable Subaccounts.

Federal Income Taxes

The operations of each of the Subaccounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Subaccounts of the Separate Account. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statements of Changes in Net Assets of the applicable Subaccounts.

Net Transfers

Net transfers include transfers between Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Stock Index Portfolio	$166,181	$82,501
Empower Aggressive Profile Fund	10,045	2,876
Empower Ariel Mid Cap Value Fund	133,760	16,041
Empower Bond Index Fund	622	1,772
Empower Conservative Profile Fund	2,289	1,695
Empower Government Money Market Fund	234,358	424,005
Empower International Value Fund	4,121	6,311
Empower Large Cap Value Fund Investor II Class Fund	235,107	106,624
Empower Moderate Profile Fund	12,236	8,995
Empower Moderately Aggressive Profile Fund	3,843	353
Empower Moderately Conservative Profile Fund	1,289	231
Empower Multi- Sector Bond Fund	2,374	1,537
Empower S&P 500® Index Fund	74,898	617,787
Empower S&P Small Cap 600® Index Fund	28,776	7,623
Empower T. Rowe Price Mid Cap Growth Fund	1,876	1,510
Empower U.S. Government Securities Fund	10,434	199,139
Fidelity VIP Contrafund Portfolio	10,114	3,843
Janus Henderson VIT Flexible Bond Portfolio	2,788	31,176
Neuberger Berman AMT Sustainable Equity Portfolio	135,014	102,570
Templeton Foreign VIP Fund	17,052	48,662

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Below is a description of the types of charges assessed by the Separate Account. The chart that follows the descriptions indicates the fees for each Contract.

Contract Maintenance Charges

On the last valuation date of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge as compensation for the administrative services provided to contract owners. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and prorated for the portion of the year remaining and is recorded as Contract Maintenance Charges on the Statements of Changes in Net Assets of the applicable Subaccounts.

Charges Incurred for Total or Partial Surrenders

Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date in the first seven years by a deduction from a participant’s account. This charge is recorded as Payments for Units Redeemed on the Statements of Changes in Net Assets of the applicable Subaccounts.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Subaccount of the Separate Account to compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The level of the charge is guaranteed and will not change. The charges are recognized as Mortality and Expense Risk in the Statements of Operations and Contract Maintenance Charges in the Statements of Changes of in Net Assets of the applicable Subaccount.

Deductions for Premium Taxes

The Company deducts from each contribution any applicable state premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from Units Sold on the Statements of Changes in Net Assets of the applicable Subaccounts.

Fee Table

		Maxim III

	Maxim II	MVP	AICPA

Contract/Certificate Maintenance Charge	$35	$27	$30	*
Transfers	$0	$0	$10	**
Mortality & Expense Risks	1.40%	1.25%	.50%

*	Fee is waived if account balance is greater than $25,000 on the contract anniversary date.
**	Fee is assessed per transfer if there are more than 24 transfers per calendar year.

4.	FINANCIAL HIGHLIGHTS

The financial highlights for the Separate Account are presented by contract by Subaccount. For each Subaccount available to Maxim Series II Account contract and Maxim Series III Account contract, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Maxim Series II Account contract and Maxim Series III Account contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statements of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Subaccounts of the Separate Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. The total returns are calculated for each 12-month period indicated and are not annualized for periods less than one year. When a new Subaccount is added to the Separate Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Subaccounts that had no operations activity during the reporting period are not shown. As the total returns for the Subaccounts of Maxim Series II Account contract and Maxim Series III Account contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Maxim Series II Accounts:
Empower Government Money Market Fund
2022	10	$18.90	$18.95	$744	1.08%	1.40%	1.40%	42.00%	42.37%
2021	54	13.31	13.31	924	0.01%	1.40%	1.40%	(30.68)%	(30.86)%
2020	21	19.20	19.25	294	0.30%	1.40%	1.40%	(1.13)%	(1.13)%
2019	19	19.42	19.47	393	1.74%	1.40%	1.40%	0.35%	0.34%
2018	20	19.35	19.40	406	1.38%	1.40%	1.40%	(0.03)%	(0.03)%
Empower S&P 500® Index Fund
2022	325	16.02	16.02	5,788	0.36%	1.40%	1.40%	(20.54)%	(20.54)%
2021	353	20.16	20.16	7,734	0.35%	1.40%	1.40%	27.80%	27.80%
2020	415	15.77	15.77	6,617	0.78%	1.40%	1.40%	16.16%	16.16%
2019	449	13.58	13.58	6,280	0.68%	1.40%	1.40%	29.02%	29.02%
2018	519	10.53	10.53	5,636	0.75%	1.40%	1.40%	(6.22)%	(6.22)%
Empower U.S. Government Securities Fund
2022	17	40.13	40.53	695	1.35%	1.40%	1.40%	(12.82)%	(11.95)%
2021	22	46.03	46.03	992	0.65%	1.40%	1.40%	(4.04)%	(4.98)%
2020	27	47.97	48.44	1,266	0.93%	1.40%	1.40%	4.39%	4.40%
2019	31	45.95	46.40	1,416	1.56%	1.40%	1.40%	4.65%	4.65%
2018	28	43.91	44.34	1,280	1.88%	1.40%	1.40%	(0.94)%	(0.94)%
Maxim Series III Accounts:
BNY Mellon Stock Index Portfolio
2022	22	40.93	40.93	929	1.36%	0.50%	0.50%	(19.37)%	(19.37)%
2021	22	50.76	50.76	1,116	1.15%	0.50%	0.50%	28.80%	28.80%
2020	23	39.41	39.41	891	1.65%	0.50%	0.50%	17.43%	17.43%
2019	32	33.56	33.56	1,063	1.71%	0.50%	0.50%	30.53%	30.53%
2018	37	25.71	25.71	951	1.67%	0.50%	0.50%	(5.11)%	(5.11)%
Fidelity VIP Contrafund Portfolio
2022	2	55.78	55.78	92	0.51%	1.25%	1.25%	(22.97)%	(22.97)%
2021	2	72.41	72.41	123	0.06%	1.25%	1.25%	19.27%	19.27%
2020	2	60.71	60.71	99	0.26%	1.25%	1.25%	28.96%	28.96%
2019	1	47.08	47.08	88	0.55%	1.25%	1.25%	29.95%	29.95%
2018	1	36.23	36.23	56	0.69%	1.25%	1.25%	(7.55)%	(7.55)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Aggressive Profile Fund
2022	5	$13.48	$13.48	$64	1.55%	1.25%	1.25%	(16.24)%	(16.24)%
2021	5	16.09	16.09	77	5.61%	1.25%	1.25%	18.04%	18.04%
2020	5	13.63	13.63	67	1.74%	1.25%	1.25%	10.64%	10.64%
2019	5	12.32	12.32	63	1.97%	1.25%	1.25%	24.55%	24.55%
2018	5	9.90	9.90	52	2.53%	1.25%	1.25%	(11.53)%	(11.53)%
Empower Ariel Mid Cap Value Fund
2022	5	102.98	102.98	468	5.07%	1.25%	1.25%	(13.63)%	(13.63)%
2021	5	119.23	119.23	555	1.99%	1.25%	1.25%	24.00%	24.00%
2020	5	96.15	96.15	471	2.76%	1.25%	1.25%	7.73%	7.73%
2019	5	89.25	89.25	474	1.28%	1.25%	1.25%	22.78%	22.78%
2018	6	72.70	72.70	421	0.66%	1.25%	1.25%	(15.47)%	(15.47)%
Empower Bond Index Fund
2022	3	14.24	14.24	47	1.16%	1.25%	1.25%	(14.72)%	(14.72)%
2021	3	16.70	16.70	56	0.82%	1.25%	1.25%	(3.64)%	(3.64)%
2020	3	17.33	17.33	58	1.69%	1.25%	1.25%	5.87%	5.87%
2019	2	16.37	16.37	41	1.08%	1.25%	1.25%	6.75%	6.75%
2018	2	15.34	15.34	38	1.26%	1.25%	1.25%	(1.65)%	(1.65)%
Empower Conservative Profile Fund
2022	3	10.87	10.87	37	1.80%	1.25%	1.25%	(11.02)%	(11.02)%
2021	4	12.22	12.22	43	2.45%	1.25%	1.25%	5.00%	5.00%
2020	4	11.64	11.64	41	2.16%	1.25%	1.25%	6.87%	6.87%
2019	4	10.89	10.89	38	1.73%	1.25%	1.25%	10.14%	10.14%
2018	7	9.89	9.89	73	2.93%	1.25%	1.25%	(4.35)%	(4.35)%
Empower Government Money Market Fund
2022	44	12.11	12.71	744	1.08%	0.50%	1.25%	(9.02)%	(4.51)%
2021	16	13.31	13.31	924	0.01%	0.50%	1.25%	8.56%	4.92%
2020	82	12.26	12.69	1,146	0.30%	0.50%	1.25%	(0.96)%	(0.19)%
2019	56	12.38	12.71	791	1.72%	0.50%	1.25%	0.50%	1.25%
2018	51	12.32	12.56	633	1.39%	0.50%	1.25%	0.12%	0.88%
Empower International Value Fund
2022	4	31.76	31.76	141	1.15%	1.25%	1.25%	(16.01)%	(16.01)%
2021	5	37.81	37.81	174	1.65%	1.25%	1.25%	9.16%	9.16%
2020	5	34.64	34.64	159	1.06%	1.25%	1.25%	8.37%	8.37%
2019	5	31.96	31.96	158	1.10%	1.25%	1.25%	20.55%	20.55%
2018	6	26.51	26.51	173	1.25%	1.25%	1.25%	(16.63)%	(16.63)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Large Cap Value Fund Investor II Class Fund
2022	86	$13.31	$13.00	$1,148	1.76%	0.50%	0.50%	(3.11)%	(5.40)%
2021	83	13.74	13.74	1,135	1.12%	0.50%	1.25%	25.62%	24.51%
2020	94	10.94	11.04	1,030	1.21%	0.50%	1.25%	2.60%	3.32%
2019	119	10.66	10.68	1,298	0.59%	0.50%	1.25%	6.60%	6.75%
Empower Moderate Profile Fund
2022	11	12.14	12.14	136	2.18%	1.25%	1.25%	(13.12)%	(13.12)%
2021	12	13.97	13.97	164	3.35%	1.25%	1.25%	10.60%	10.60%
2020	12	12.63	12.63	155	1.58%	1.25%	1.25%	9.84%	9.84%
2019	13	11.50	11.50	148	1.97%	1.25%	1.25%	16.06%	16.06%
2018	13	9.91	9.91	133	2.85%	1.25%	1.25%	(7.47)%	(7.47)%
Empower Moderately Aggressive Profile Fund
2022	2	12.58	12.58	25	1.58%	1.25%	1.25%	(14.18)%	(14.18)%
2021	2	14.66	14.66	28	4.17%	1.25%	1.25%	12.84%	12.84%
2020	2	12.99	12.99	28	2.10%	1.25%	1.25%	10.38%	10.38%
2019	3	11.77	11.77	29	1.69%	1.25%	1.25%	18.85%	18.85%
2018	3	9.90	9.90	25	2.68%	1.25%	1.25%	(8.78)%	(8.78)%
Empower Moderately Conservative Profile Fund
2022	2	11.49	11.49	18	1.72%	1.25%	1.25%	(11.96)%	(11.96)%
2021	2	13.05	13.05	20	3.07%	1.25%	1.25%	7.82%	7.82%
2020	2	12.10	12.10	19	1.36%	1.25%	1.25%	8.17%	8.17%
2019	2	11.19	11.19	17	3.84%	1.25%	1.25%	13.04%	13.04%
2018	-	9.90	9.90	3	2.78%	1.25%	1.25%	(5.91)%	(5.91)%
Empower Multi- Sector Bond Fund
2022	1	47.99	47.99	33	2.33%	1.25%	1.25%	(9.27)%	(9.27)%
2021	1	52.89	52.89	37	2.33%	1.25%	1.25%	(3.92)%	(3.92)%
2020	1	55.05	55.05	38	3.42%	1.25%	1.25%	7.75%	7.75%
2019	1	51.09	51.09	37	1.65%	1.25%	1.25%	10.35%	10.35%
2018	1	46.30	46.30	36	2.21%	1.25%	1.25%	(4.31)%	(4.31)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Empower S&P 500® Index Fund
2022	30		$16.15	$16.15	$5,788	0.36%	1.25%	1.25%	(19.89)%	(19.89)%
2021	31		20.16	20.16	7,734	0.35%	1.25%	1.25%	27.10%	27.10%
2020	45		15.86	15.86	717	0.78%	1.25%	1.25%	16.29%	16.29%
2019	17		13.64	13.64	588	0.68%	1.25%	1.25%	29.22%	29.22%
2018	51		10.55	10.55	536	0.76%	1.25%	1.25%	(6.08)%	(6.08)%
Empower S&P Small Cap 600® Index Fund
2022	5		89.75	89.75	412	0.48%	1.25%	1.25%	(17.54)%	(17.54)%
2021	5		108.84	108.84	499	2.00%	1.25%	1.25%	24.37%	24.37%
2020	4		87.51	87.51	368	1.60%	1.25%	1.25%	9.55%	9.55%
2019	5		79.88	79.88	366	0.59%	1.25%	1.25%	20.77%	20.77%
2018	5		66.14	66.14	343	1.12%	1.25%	1.25%	(10.13)%	(10.13)%
Empower T. Rowe Price Mid Cap Growth Fund
2022	1		82.73	82.73	72	0.02%	1.25%	1.25%	(23.78)%	(23.78)%
2021	1		108.55	108.55	95	0.18%	1.25%	1.25%	13.46%	13.46%
2020	1		95.68	95.68	83	0.00%	1.25%	1.25%	22.57%	22.57%
2019	1		78.06	78.06	88	0.01%	1.25%	1.25%	29.65%	29.65%
2018	1		60.21	60.21	65	0.07%	1.25%	1.25%	(3.55)%	(3.55)%
Empower U.S. Government Securities Fund
2022	0	*	20.60	20.60	695	1.35%	1.25%	1.25%	(55.25)%	(55.25)%
2021	22		46.03	46.03	992	0.65%	1.25%	1.25%	87.51%	87.51%
2020	0	*	24.55	24.55	15	0.93%	1.25%	1.25%	4.55%	4.55%
2019	0	*	23.48	23.48	9	1.56%	1.25%	1.25%	4.80%	4.80%
2018	0	*	22.40	22.40	9	1.84%	1.25%	1.25%	(0.79)%	(0.79)%
Janus Henderson VIT Flexible Bond Portfolio
2022	2		24.59	24.59	59	2.31%	0.50%	0.50%	(14.12)%	(14.12)%
2021	4		28.63	28.63	101	1.98%	0.50%	0.50%	(1.35)%	(1.35)%
2020	4		29.02	29.02	110	3.14%	0.50%	0.50%	9.94%	9.94%
2019	4		26.40	26.40	105	2.82%	0.50%	0.50%	9.03%	9.03%
2018	12		24.22	24.22	289	3.33%	0.50%	0.50%	(1.50)%	(1.50)%
*The Subaccount has units that round to less than 1,000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Neuberger Berman AMT Sustainable Equity Portfolio
2022	15	$39.47	$39.47	$605	0.45%	0.50%	0.50%	(19.26)%	(19.26)%
2021	16	48.89	48.89	760	0.37%	0.50%	0.50%	23.48%	23.48%
2020	17	39.59	39.59	688	0.67%	0.50%	0.50%	18.97%	18.97%
2019	18	33.28	33.28	607	2.42%	0.50%	0.50%	22.62%	22.62%
2018	23	27.14	27.14	615	1.22%	0.50%	0.50%	(1.53)%	(1.53)%
Templeton Foreign VIP Fund
2022	6	20.31	20.31	129	3.00%	0.50%	0.50%	(7.86)%	(7.86)%
2021	8	22.04	22.04	178	2.07%	0.50%	0.50%	3.93%	3.93%
2020	10	21.21	21.21	205	3.70%	0.50%	0.50%	(1.41)%	(1.41)%
2019	10	21.51	21.51	218	1.94%	0.50%	0.50%	12.28%	12.28%
2018	12	19.16	19.16	223	2.85%	0.50%	0.50%	(15.70)%	(15.70)%

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.